BNY Mellon Funds Trust (the "Trust")

-          BNY Mellon National Intermediate Municipal Bond Fund

-          BNY Mellon National Short-Term Municipal Bond Fund

-          BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

-          BNY Mellon Massachusetts Intermediate Municipal Bond Fund

-          BNY Mellon New York Intermediate Tax-Exempt Bond Fund

(collectively, the “Funds”)

Incorporated herein by reference, on behalf of the Funds, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2013 (SEC Accession No. 0001111565-13-000052).